UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.3%

	Shares	Value

COMMUNICATION SERVICES — 18.1%
Alphabet, Cl C *	437	$487,854
AT&T	19,000	571,140
Comcast, Cl A	38,500	1,407,945
Discovery, Cl C *	31,500	839,475
DISH Network, Cl A *	30,400	932,368
Liberty Media -Liberty SiriusXM, Cl C *	12,225	488,511
News, Cl A	27,300	350,259
Verizon Communications	23,125	1,273,262

		6,350,814

CONSUMER DISCRETIONARY — 3.8%
Liberty Expedia Holdings, Cl A *	19,480	798,485
Mohawk Industries *	2,000	257,580
Target	4,000	292,000

		1,348,065

CONSUMER STAPLES — 5.6%
Coca-Cola	22,000	1,058,860
PepsiCo	8,000	901,360

		1,960,220

ENERGY — 4.2%
Antero Resources *	69,000	694,140
EQT	39,850	775,879

		1,470,019

FINANCIALS — 14.0%
Bank of America	40,000	1,138,800
Berkshire Hathaway, Cl B *	7,000	1,438,780
CIT Group	16,600	766,754
Progressive	11,600	780,564
Willis Towers Watson	5,000	813,950

		4,938,848

HEALTH CARE — 19.6%
Allergan	4,100	590,318
Bayer ADR	28,000	533,680
Celgene *	9,000	796,140
Cigna	4,209	841,000
CVS Health	15,000	983,250
Gilead Sciences	17,000	1,190,170
Laboratory Corp of America Holdings *	5,625	783,844
McKesson	9,100	1,167,075

		6,885,477

INDUSTRIALS — 3.8%
Nielsen Holdings	28,000	719,040
Southwest Airlines	11,000	624,360

		1,343,400

INFORMATION TECHNOLOGY — 13.2%
Apple	3,340	555,910
Applied Materials	17,000	664,360
CDK Global	18,600	909,726
Cisco Systems	14,100	666,789

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO January 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
EchoStar, Cl A *	11,000	$450,780
Oracle	16,900	848,887
QUALCOMM	11,050	547,196

		4,643,648

UTILITIES — 10.1%
Dominion Energy	17,000	1,194,080
FirstEnergy	24,675	967,260
PG&E *	17,000	221,000
PPL	37,275	1,167,453

		3,549,793

TOTAL COMMON STOCK (Cost $29,346,048)		32,490,284

SHORT-TERM INVESTMENT — 7.5%
Federated Government Obligations Money Market Fund, 2.260% (A)	2,647,169	2,647,169

TOTAL SHORT-TERM INVESTMENT
(Cost $2,647,169)		2,647,169

TOTAL INVESTMENTS— 99.9% (Cost $31,993,217)		$35,137,453

Percentages are based on Net Assets of $35,188,141.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2019.

ADR	American Depositary Receipt
Cl	Class

As of January 31, 2019, all of the Portfolio’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, the Fund did not hold any Level 3 securities.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019